Consolidated Statements of Shareholder's Equity In Thousands	Total USD ($)	Capital stock USD ($)	Capital stock Series A Preferred Stock USD ($)	Capital stock Series B Preferred Stock USD ($)	Capital stock Series C Preferred Stock USD ($)	Convertible preferred equity certificates ("CPECs") USD ($)	Convertible preferred equity certificates ("CPECs") Series A Preferred Stock USD ($)	Convertible preferred equity certificates ("CPECs") Series B Preferred Stock USD ($)	Convertible preferred equity certificates ("CPECs") Series C Preferred Stock USD ($)	Contributed surplus USD ($)	Deficit USD ($)	Accumulated other comprehensive earnings (loss) USD ($)	Redeemable non- controlling interests USD ($)
Beginning Balance at Apr. 30, 2009	$ 756,017	$ 19				$ 1,574,302				$ 8,911	$ (691,222)	$ (135,993)
Conversion of CPECs into capital stock			1,546,489	20,000	7,813		(1,546,489)	(20,000)	(7,813)
Redemption of capital stock	(27,808)	(27,366)									(442)
Net change in cash flow hedges	2,977											2,977
Foreign currency translation	61,354											61,354	(1,573)
Stock compensation expense	4,017									4,017
Defined benefit plan, net of income tax	(33,447)											(33,447)	(17,559)
Net earnings (loss)	(70,607)										(70,607)		(5,895)
Ending Balance at Apr. 30, 2010	692,503	1,546,955								12,928	(762,271)	(105,109)	(25,027)
Issuance of capital stock	146	146
Net change in cash flow hedges	(571)											(571)
Foreign currency translation	90,714											90,714	(207)
Stock compensation expense	1,655									1,655
Defined benefit plan, net of income tax	30,167											30,167	23,252
Net earnings (loss)	(70,338)										(70,338)		5,069
Ending Balance at Apr. 30, 2011	744,276	1,547,101								14,583	(832,609)	15,201	3,087
Issuance of capital stock	80,000	60,000								20,000
Net change in cash flow hedges	(2,146)											(2,146)
Foreign currency translation	(69,721)											(69,721)	(1,642)
Stock compensation expense	771									771
Defined benefit plan, net of income tax	(1,246)											(1,246)	(123)
Net earnings (loss)	(58,118)										(58,118)		10,802
Ending Balance at Jan. 31, 2012	693,816	1,607,101								35,354	(890,727)	(57,912)	12,124
Beginning Balance at Apr. 30, 2011	744,276	1,547,101								14,583	(832,609)	15,201	3,087
Issuance of capital stock	100,000	60,000								40,000
Net change in cash flow hedges	(2,437)											(2,437)
Foreign currency translation	(60,608)											(60,608)	(2,149)
Stock compensation expense	735									735
Defined benefit plan, net of income tax	(13,752)											(13,752)	(11,685)
Net earnings (loss)	(107,422)										(107,422)		12,422
Ending Balance at Apr. 30, 2012	660,792	1,607,101								55,318	(940,031)	(61,596)	1,675
Consolidation of a variable interest entity													105
Net change in cash flow hedges	(169)											(169)
Foreign currency translation	19,580											19,580	(211)
Stock compensation expense	334									334
Defined benefit plan, net of income tax	(6,432)											(6,432)	(290)
Net earnings (loss)	(84,356)										(84,356)		(2,925)
Ending Balance at Jan. 31, 2013	$ 589,749	$ 1,607,101								$ 55,652	$ (1,024,387)	$ (48,617)	$ (1,646)